(Loss)/Earnings Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Numerator:
Net loss	¥ 11,809,125	$ 1,663,280	¥ (2,032,348)	¥ (321,455)
Dilution effect arising from convertible debt | ¥	32,657		0	0
Net (loss)/income attributable to ordinary shareholders of Li Auto Inc. for computing diluted net (loss)/earnings per share | ¥	11,736,790		(2,012,215)	(321,455)
Less: Net (loss)/income attributable to noncontrolling interests	104,992	14,788	(20,133)	0
Net (loss)/income attributable to ordinary shareholders of Li Auto Inc.	¥ 11,704,133	$ 1,648,492	¥ (2,012,215)	¥ (321,455)
Denominator:
Weighted average ordinary shares outstanding-basic	1,967,863,759	1,967,863,759	1,941,230,998	1,853,320,448
Effects of dilutive securities
Options and RSUs	86,651,528	86,651,528	0	0
Convertible debt	60,861,105	60,861,105	0	0
Weighted average ordinary shares outstanding-diluted	2,115,376,392	2,115,376,392	1,941,230,998	1,853,320,448
Basic net (loss)/earnings per share attributable to ordinary shareholders of Li Auto Inc. | (per share)	¥ 5.95	$ 0.84	¥ (1.04)	¥ (0.17)
Diluted net (loss)/earnings per share attributable to ordinary shareholders of Li Auto Inc. | (per share)	¥ 5.55	$ 0.78	¥ (1.04)	¥ (0.17)